Schedule III - Real Estate and Accumulated Depreciation	9 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Text Block]
	Initial Cost					Gross Amounts at Which Carried at Close of Period
Property Location	Encumb- rances		Land	Buildings and Improve- Ments	Costs Capitalized Subsequent to Acquisition/ Improvement	Land	Buildings and Improve- ments	Total	Accumulated Depreciation	Deprecia- tion Life (1)	Date of Acquisition (A)/ Construction (C) (2)		Rentable Square Feet (3)(unaudited)
	(in thousands)
Rental Property:
945 W New Hope Dr Cedar Park, Texas	$--	(5)	$819,000	$2,460,000	$--	$819,000	$2,460,000	$3,279,000	$3,000	39	2012	(A)	52,000

(1)
The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.

The aggregate gross cost of property included above for federal income tax purposes approximated $3.3 million as of December 31, 2012.

The following table reconciles the historical cost of total real estate held for investment from April 3, 2012 (inception) through December 31, 2012:

2012
Total real estate held for investment, inception	$--
Additions during period:
Acquisitions	3,279,000
Total real estate held for investment, end of year	$3,279,000

The following table reconciles the accumulated depreciation for real estate for the period from April 3, 2012 (inception) through December 31, 2012:

2012

Accumulated depreciation, inception	$--
Additions during period:
Depreciation of real estate	3,000
Accumulated depreciation, end of year	$3,000